Equity - Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Exercise Price per Unit		$ 1.00
Class A-1 warrants | SUNLIGHT FINANCIAL LLC
Class of Warrant or Right [Line Items]
Exercise Price per Unit	$ 78.09
Number of warrants outstanding			2,393
Number of warrants issued during the period	1,793
Class A-2 warrants | SUNLIGHT FINANCIAL LLC
Class of Warrant or Right [Line Items]
Number of warrants outstanding			12,491
Minimum [Member] | Class A-1 warrants | SUNLIGHT FINANCIAL LLC
Class of Warrant or Right [Line Items]
Exercise Price per Unit			$ 78.09
Minimum [Member] | Class A-2 warrants | SUNLIGHT FINANCIAL LLC
Class of Warrant or Right [Line Items]
Exercise Price per Unit			297.99
Weighted Average | Class A-1 warrants | SUNLIGHT FINANCIAL LLC
Class of Warrant or Right [Line Items]
Exercise Price per Unit			83.58
Weighted Average | Class A-2 warrants | SUNLIGHT FINANCIAL LLC
Class of Warrant or Right [Line Items]
Exercise Price per Unit			360.29
Maximum [Member] | Class A-1 warrants | SUNLIGHT FINANCIAL LLC
Class of Warrant or Right [Line Items]
Exercise Price per Unit			100.00
Maximum [Member] | Class A-2 warrants | SUNLIGHT FINANCIAL LLC
Class of Warrant or Right [Line Items]
Exercise Price per Unit			$ 455.52